Loss and Loss Adjustment Expense Reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Schedule of beginning and ending reserve balances for losses and LAE, net of reinsurance recoverable
	Six Months Ended June 30,
	2020	2021
	(unaudited)
Balance at January 1	$52,222	$57,093
Less reinsurance recoverable	(28,837)	(33,941)
Net balance at January 1	23,385	23,152

Incurred related to:
Current year	6,928	33,727
Prior years	738	1,108
Total incurred	7,666	34,835

Paid related to:
Current year	2,324	9,760
Prior years	8,534	(17,249)
Total paid	10,858	(7,489)

Net balance at end of period	20,193	65,476
Plus reinsurance recoverable	30,250	—
Balance at end of period	$50,443	$65,476

	December 31,
	2019	2020
Balance at January 1	$41,185	$52,222
Less reinsurance recoverable	(17,643)	(28,837)
Net balance at January 1	23,542	23,385

Incurred related to:
Current year	31,706	16,140
Prior years	(1,082)	4,793
Total incurred	30,622	20,933

Paid related to:
Current year	17,032	6,425
Prior years	13,747	14,741
Total paid	30,779	21,166

Net balance at end of period	23,385	23,152
Plus reinsurance recoverable	28,837	33,941
Balance at end of period	$52,222	$57,093

Schedule of average historical claims
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9	10
Automobile	47%	28%	11%	9%	3%

Schedule of incurred loss and loss adjustment expenses, net of reinsurance
	Automobile										As of December 31, 2020
	Incurred loss and loss adjustment expenses, net of reinsurance For the Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2011*	2012*	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020
2011	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
2012			—	—	—	—	—	—	—	—	—	—
2013				—	—	—	—	—	—	—	—	—
2014					—	—	—	—	—	—	—	—
2015						—	—	—	—	—	—	—
2016						2,530	3,107	2,818	3,030	3,215	29	1,633
2017							34,309	36,244	36,326	37,529	793	29,121
2018								37,879	36,501	38,657	2,448	44,090
2019									31,705	32,954	5,220	51,016
2020										16,140	7,469	36,291
Total										$128,495

Schedule of cumulative paid loss and loss adjustment expenses, net of reinsurance
	Automobile
	Cumulative paid loss and loss adjustment expenses, net of reinsurance For the Years Ended December 31,
Accident Year	2011*	2012*	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020
2011	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2012			—	—	—	—	—	—	—	—
2013				—	—	—	—	—	—	—
2014					—	—	—	—	—	—
2015						—	—	—	—	—
2016						1038	2,254	2,640	3,004	3,096
2017							21,246	29,988	33,987	36,121
2018								20,771	30,154	34,465
2019									17,032	25,235
2020										6,426
Total										105,343
All outstanding liabilities before 2011, net of reinsurance										—
Liabilities for loss and LAE, net of reinsurance										$23,152

Schedule of incurred and paid claims development to the liability for losses and loss adjustment expenses
Total incurred losses and loss adjustment expenses, net of reinsurance	$128,495
Total paid losses and loss adjustment expenses, net of reinsurance	(105,343)
Liabilities for loss and LAE, net of reinsurance	23,152
Reinsurance recoverable on losses and LAE	33,941
Loss and loss adjustment expense reserves, gross of reinsurance	$57,093